Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Cash Flows (Table) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 08, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Used in Operating Activities		$ 593,012	$ 469,817	$ 333,008
Cash Flows from Investing Activities:
Loan to former parent		0	(120,000)	0
Proceeds from arrangement fees		0	3,000	0
Net Cash Provided by Investing Activities		(643,717)	(814,984)	(1,144,230)
Cash Flows from Financing Activities:
Proceeds from senior notes		462,000	2,250,000	2,800,000
Payments of senior notes		(61,179)	(1,862,250)	(1,622,250)
Dividends paid		(50,281)	(75,194)	0
Net proceeds from common stock issuance	$ 194,134	192,714	0	0
Payments for issuance of subsidiaries shares		0	(466)	0
Payment of financing fees		(6,314)	(43,457)	(78,427)
Net Cash Provided by Financing Activities		263,267	268,633	1,099,323
Net increase in cash and cash equivalents		205,814	(76,534)	288,101
Cash and cash equivalents at beginning of year	528,933	528,933	605,467	317,366
Cash and cash equivalents at end of year		734,747	528,933	605,467
Ocean Rig UDW Inc
Net Cash Used in Operating Activities		237,535	(88,302)	(62,302)
Cash Flows from Investing Activities:
Investments in subsidiaries		(379,993)	289,654	61,406
Loan to former parent		0	120,000	0
Proceeds from arrangement fees		0	3,000	0
Net Cash Provided by Investing Activities		(379,993)	172,654	61,406
Cash Flows from Financing Activities:
Proceeds from senior notes		0	500,000	0
Payments of senior notes		0	(500,000)	0
Dividends paid		(50,281)	(75,194)	0
Net proceeds from common stock issuance		192,714	0	0
Payments for issuance of subsidiaries shares		0	(466)	0
Payment of financing fees		0	(8,690)	0
Net Cash Provided by Financing Activities		142,433	(84,350)	0
Net increase in cash and cash equivalents		(25)	2	(896)
Cash and cash equivalents at beginning of year	$ 60	60	58	954
Cash and cash equivalents at end of year		$ 35	$ 60	$ 58